RELATED PARTY TRANSACTIONS AND BALANCES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related party balances:
Amounts due from related parties	$ 18	$ 0
Amounts due to related parties	8,417	10,815
Amounts due to related parties - short term portion	16,864	0
Continuing Operations
Related party balances:
Amounts due from related parties	18
Amounts due to related parties	8,417	10,815
Amounts due to related parties - short term portion	16,864
Purchases of Fixed Assets
RELATED PARTY TRANSACTIONS AND BALANCES
Purchases	76,196	44,577	$ 196
Purchases of Raw Materials
RELATED PARTY TRANSACTIONS AND BALANCES
Sales	4,280	1,967
Proceeds From Related Parties Loans
RELATED PARTY TRANSACTIONS AND BALANCES
Purchases		13,213	22,869
Repayment Of Related Parties Loans
RELATED PARTY TRANSACTIONS AND BALANCES
Purchases		18,133	47,538
Zhenjiang Daqo | Proceeds From Interest Free Loans
RELATED PARTY TRANSACTIONS AND BALANCES
Other transactions			4,349
Zhenjiang Daqo | Repayment of Interest Free Loans
RELATED PARTY TRANSACTIONS AND BALANCES
Other transactions			4,349
Daqo Solar Co Ltd | Proceeds From Interest Free Loans
RELATED PARTY TRANSACTIONS AND BALANCES
Other transactions		13,213	18,520
Daqo Solar Co Ltd | Repayment of Interest Free Loans
RELATED PARTY TRANSACTIONS AND BALANCES
Other transactions		13,483	18,412
Daqo Group | Repayment of Interest Free Loans
RELATED PARTY TRANSACTIONS AND BALANCES
Other transactions		4,650	11,597
Daqo New Material | Continuing Operations
Related party balances:
Amounts due to related parties	4,161	4,673
Chongqing Daqo Taila | Continuing Operations
Related party balances:
Amounts due to related parties	80	2,085
Amounts due to related parties - short term portion	9,588
Chongqing Daqo Taila | Purchases of Fixed Assets
RELATED PARTY TRANSACTIONS AND BALANCES
Purchases	22,511	17,812	111
Chongqing Daqo Taila | Repayment of Interest Free Loans
RELATED PARTY TRANSACTIONS AND BALANCES
Other transactions			5,049
Jiangsu Daqo | Continuing Operations
Related party balances:
Amounts due to related parties	4	612
Jiangsu Daqo | Purchases of Fixed Assets
RELATED PARTY TRANSACTIONS AND BALANCES
Purchases		5,299
Nanjing Daqo Electric | Continuing Operations
Related party balances:
Amounts due to related parties		981
Amounts due to related parties - short term portion	2,739
Nanjing Daqo Electric | Purchases of Fixed Assets
RELATED PARTY TRANSACTIONS AND BALANCES
Purchases	8,209	8,553	45
Other Subsidiaries of Daqo Group | Continuing Operations
Related party balances:
Amounts due from related parties	4
Amounts due to related parties	130	504
Amounts due to related parties - short term portion	2,563
Jiangsu Daqo Kai-fan Electric Co Ltd | Continuing Operations
Related party balances:
Amounts due to related parties	613	231
Jiangsu Daqo Kai-fan Electric Co Ltd | Purchases of Raw Materials
RELATED PARTY TRANSACTIONS AND BALANCES
Purchases	4,241	1,967
Nanjing Daqo Transformer | Continuing Operations
Related party balances:
Amounts due from related parties	14
Amounts due to related parties	3,429	1,729
Nanjing Daqo Transformer | Purchases of Fixed Assets
RELATED PARTY TRANSACTIONS AND BALANCES
Purchases	29,874	$ 12,913	40
Nanjing Daqo Transformer | Purchases of Raw Materials
RELATED PARTY TRANSACTIONS AND BALANCES
Other transactions	39
Nanjing Daqo Transformer | Repayment of Interest Free Loans
RELATED PARTY TRANSACTIONS AND BALANCES
Other transactions			$ 8,131
Zhenjiang Moerller | Continuing Operations
Related party balances:
Amounts due to related parties - short term portion	1,181
Zhenjiang Moerller | Purchases of Fixed Assets
RELATED PARTY TRANSACTIONS AND BALANCES
Purchases	9,331
Zhenjiang Daqo Intelligent | Continuing Operations
Related party balances:
Amounts due to related parties - short term portion	793
Zhenjiang Daqo Intelligent | Purchases of Fixed Assets
RELATED PARTY TRANSACTIONS AND BALANCES
Sales	$ 6,271